Remuneration of Key Management Personnel	12 Months Ended
Dec. 31, 2023
Remuneration of Key Management Personnel [Abstract]
REMUNERATION OF KEY MANAGEMENT PERSONNEL

8. REMUNERATION OF KEY MANAGEMENT PERSONNEL

$’000	Year ended December 31,
	2023				2022				2021
Director	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments	Directors’ fee	Bonus	Salary	Share based payments
G. Cerrone (1)	717	100	-	562	296	148	-	-	330	855	-	624
Willy Simon	56			98	55			83	59			93
J Brancaccio	56	-	-	98	55	-	-	83	59	-	-	93
K. Shailubhai	-	-	-	-	-	-	379	(145)	-	210	600	492
T Adams	-				-	-	-	(1,967)	-	-	413	2,197
	829	100	-	758	406	148	379	(1,946)	448	1,065	1,013	3,499

(1)	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares; his 2020 bonus includes a $13.2m realization bonus.

All bonuses are short term. No post-employment or termination payments were made.

The following share options were granted to directors in the following periods:

	Year ended December 31,
	2023	2022	2021
	Number of options	Number of options	Number of options

W.Simon	75,000	-	-
J. Brancaccio	75,000	-	-
T Adams	-	-	3,500,000
	150,000		3,500,000

Key management personnel of the Group are comprised of directors and officers of the Company.

No share options were exercised by directors during the years ended December 31, 2023,2022 and 2021.

The Company made payments totaling approximately $56K, $32K, and $24K to defined contribution pension schemes on behalf of directors and employees during 2023, 2022, and 2021, respectively.